Annual Total Returns- Invesco Treasury Portfolio (Reserve) [BarChart] - Reserve - Invesco Treasury Portfolio - Reserve Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.02%	0.02%	0.01%	0.02%	0.09%	0.31%	0.90%	1.19%